UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
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Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Principled Capital Management, L.L.C.
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Address:   666 Fifth Avenue, 37th Floor
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           New York,  NY 10103
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Form 13F File Number:   028-10588
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald Catenacci
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Title:     Managing Member
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Phone:     (212) 484-5030
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Signature, Place, and Date of Signing:

      /s/ Gerald Catenacci         New York, NY             8/14/07
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        95
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Form 13F Information Table Value Total:        $515,436
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.             Form 13F File Number       Name

                                                      FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
                                                               VALUE    SHRS OR    SH/  PUT/  INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT    PRN  CALL  DISCRETION MANAGERS  SOLE SHARED NONE
----------------------------     --------------   ---------   --------- ---------- ---  ----  ---------- --------  ----------------
ADAMS RESPIRATORY THERAPEUTI     COM              00635P107       3,419     86,800 SH            SOLE                 86,800
ADMINISTAFF INC                  COM              007094105       4,247    126,800 SH            SOLE                126,800
AETNA INC NEW                    COM              00817Y108         333      6,745 SH            SOLE                  6,745
AGILENT TECHNOLOGIES INC         COM              00846U101       7,092    184,500 SH            SOLE                184,500
AMERICAN EXPRESS CO              COM              025816109       4,150     67,838 SH            SOLE                 67,838
AMERIGROUP CORP                  COM              03073T102         688     28,900 SH            SOLE                 28,900
APPLERA CORP                     COM AP BIO GRP   038020202       1,596    128,700 SH            SOLE                128,700
APPLIED MATLS INC                COM              038222105       7,384    371,600 SH            SOLE                371,600
ATMI INC                         COM              00207R101      21,147    704,894 SH            SOLE                704,894
AVENTINE RENEWABLE ENERGY        COM              05356X403       2,839    167,300 SH            SOLE                167,300
BANK OF AMERICA CORPORATION      COM              060505104      14,745    301,600 SH            SOLE                301,600
BEACON ROOFING SUPPLY INC        COM              073685109       4,597    270,600 SH            SOLE                270,600
BEST BUY INC                     COM              086516101       1,489     31,900 SH            SOLE                 31,900
BIODEL INC                       COM              09064M105       2,711    136,900 SH            SOLE                136,900
BIOGEN IDEC INC                  COM              09062X103         428      8,000 SH            SOLE                  8,000
BORDERS GROUP INC                COM              099709107       1,952    102,400 SH            SOLE                102,400
CANADIAN NAT RES LTD             COM              136385101       3,337     50,300 SH            SOLE                 50,300
CAPITAL ONE FINL CORP            COM              14040H105       4,722     60,200 SH            SOLE                 60,200
CEPHEID                          COM              15670R107         829     56,800 SH            SOLE                 56,800
CHILDRENS PL RETAIL STORES I     COM              168905107       2,066     40,000 SH            SOLE                 40,000
CLEARWIRE CORP                   CL A             185385309         586     24,000 SH            SOLE                 24,000
CLEVELAND CLIFFS INC             COM              185896107      29,134    375,102 SH            SOLE                375,102
COGENT INC                       COM              19239Y108       7,659    521,400 SH            SOLE                521,400
COMVERGE INC                     COM              205859101          50      1,600 SH            SOLE                  1,600
CREDIT SUISSE GROUP              SPONSORED ADR    225401108      23,062    324,998 SH            SOLE                324,998
DADE BEHRING HLDGS INC           COM              23342J206      15,214    286,400 SH            SOLE                286,400
DAVITA INC                       COM              23918K108       4,494     83,400 SH            SOLE                 83,400
DOLLAR FINL CORP                 COM              256664103       1,744     61,200 SH            SOLE                 61,200
E M C CORP MASS                  COM              268648102       7,340    405,500 SH            SOLE                405,500
ENTEGRIS INC                     COM              29362U104      24,984  2,103,007 SH            SOLE              2,103,007
EURAND N V                       SHS              N31010106       1,476     94,200 SH            SOLE                 94,200
FEI CO                           COM              30241L109       3,571    110,000 SH            SOLE                110,000
GEN-PROBE INC NEW                COM              36866T103       6,483    107,300 SH            SOLE                107,300
GOLDCORP INC NEW                 COM              380956409         926     39,100 SH            SOLE                 39,100
GOLDMAN SACHS GROUP INC          COM              38141G104       4,703     21,700 SH            SOLE                 21,700
GRUBB & ELLIS CO                 COM PAR $0.01    400095204       3,320    286,200 SH            SOLE                286,200
HEALTHWAYS INC                   COM              422245100       5,405    114,100 SH            SOLE                114,100
HOME DEPOT INC                   COM              437076102       2,078     52,800 SH            SOLE                 52,800
ILLUMINA INC                     COM              452327109         909     22,400 SH            SOLE                 22,400
IMCLONE SYS INC                  COM              45245W109         810     22,900 SH            SOLE                 22,900
INVESCO PLC                      SPONSORED ADR    46127U104      11,286    436,600 SH            SOLE                436,600
ITT CORP NEW                     COM              450911102       6,166     90,300 SH            SOLE                 90,300
KERYX BIOPHARMACEUTICALS INC     COM              492515101         580     59,414 SH            SOLE                 59,414
KLA-TENCOR CORP                  COM              482480100       2,632     47,900 SH            SOLE                 47,900
L-1 IDENTITY SOLUTIONS INC       COM              50212A106      21,374  1,045,200 SH            SOLE              1,045,200
LSI INDS INC                     COM              50216C108       1,092     61,000 SH            SOLE                 61,000
MACYS INC                        COM              55616P104      14,752    370,828 SH            SOLE                370,828
MAGNA ENTMT CORP                 CL A             559211107       1,996    683,441 SH            SOLE                683,441
MARKETAXESS HLDGS INC            COM              57060D108       6,053    336,444 SH            SOLE                336,444
MASTERCARD INC                   CL A             57636Q104         763      4,600 SH            SOLE                  4,600
MEMC ELECTR MATLS INC            COM              552715104      13,479    220,528 SH            SOLE                220,528
MERCK & CO INC                   COM              589331107         965     19,379 SH            SOLE                 19,379
METAL MGMT INC                   COM NEW          591097209       3,319     75,301 SH            SOLE                 75,301
MORGAN STANLEY                   COM NEW          617446448       1,871     22,300 SH            SOLE                 22,300
NAVIGANT CONSULTING INC          COM              63935N107         592     31,900 SH            SOLE                 31,900
NAVTEQ CORP                      COM              63936L100      16,822    397,300 SH            SOLE                397,300
NOVA CHEMICALS CORP              COM              66977W109      17,696    497,500 SH            SOLE                497,500
NOVAMED INC DEL                  COM              66986W108         194     32,000 SH            SOLE                 32,000
NRG ENERGY INC                   COM NEW          629377508      21,302    512,426 SH            SOLE                512,426
OSI SYSTEMS INC                  COM              671044105       2,500     91,400 SH            SOLE                 91,400
PANERA BREAD CO                  CL A             69840W108       1,787     38,800 SH            SOLE                 38,800
PENWEST PHARMACEUTICALS CO       COM              709754105       3,260    261,455 SH            SOLE                261,455
PEROT SYS CORP                   CL A             714265105         808     47,400 SH            SOLE                 47,400
POLYMEDICA CORP                  COM              731738100         827     20,247 SH            SOLE                 20,247
POTASH CORP SASK INC             COM              73755L107       6,216     79,726 SH            SOLE                 79,726
PROCTER & GAMBLE CO              COM              742718109       1,273     20,800 SH            SOLE                 20,800
PROGRESSIVE CORP OHIO            COM              743315103       1,144     47,800 SH            SOLE                 47,800
PROGRESSIVE GAMING INTL CORP     COM              74332S102       2,687    457,800 SH            SOLE                457,800
RADIANT SYSTEMS INC              COM              75025N102       2,710    204,700 SH            SOLE                204,700
RALCORP HLDGS INC NEW            COM              751028101       4,126     77,200 SH            SOLE                 77,200
RELIANCE STEEL & ALUMINUM CO     COM              759509102       3,145     55,900 SH            SOLE                 55,900
RESPIRONICS INC                  COM              761230101       1,499     35,200 SH            SOLE                 35,200
RTI INTL METALS INC              COM              74973W107       1,221     16,200 SH            SOLE                 16,200
SANDERSON FARMS INC              COM              800013104       3,759     83,500 SH            SOLE                 83,500
SEARS HLDGS CORP                 COM              812350106       3,136     18,500 SH            SOLE                 18,500
SEPRACOR INC                     COM              817315104      14,654    357,247 SH            SOLE                357,247
SERVICEMASTER CO                 COM              81760N109         674     43,600 SH            SOLE                 43,600
SIRTRIS PHARMACEUTICALS INC      COM              82968A105         103     10,400 SH            SOLE                 10,400
SKETCHERS U S A INC              CL A             830566105       1,895     64,900 SH            SOLE                 64,900
SPIRIT AEROSYSTEMS HLDGS INC     COM CL A         848574109       2,787     77,300 SH            SOLE                 77,300
SPRINT NEXTEL CORP               COM FON          852061100      13,239    639,261 SH            SOLE                639,261
STEEL DYNAMICS INC               COM              858119100       1,291     30,800 SH            SOLE                 30,800
TECK COMINCO LTD                 CL B             878742204       1,148     27,000 SH            SOLE                 27,000
TEMPUR PEDIC INTL INC            COM              88023U101       6,853    264,600 SH            SOLE                264,600
TRIMBLE NAVIGATION LTD           COM              896239100       7,020    218,000 SH            SOLE                218,000
TURBOCHEF TECHNOLOGIES INC       COM NEW          900006206       1,214     87,235 SH            SOLE                 87,235
TYCO INTERNATIONAL LTD           WHEN ISSUED      G9143X208       1,548     45,800 SH            SOLE                 45,800
UBS AG                           SHS NEW          H89231338       7,333    122,200 SH            SOLE                122,200
UNITED THERAPEUTICS CORP DEL     COM              91307C102      16,154    253,358 SH            SOLE                253,358
VISTEON CORP                     COM              92839U107      12,208  1,507,200 SH            SOLE              1,507,200
WELLPOINT INC                    COM              94973V107       3,784     47,400 SH            SOLE                 47,400
XENOPORT INC                     COM              98411C100       3,074     69,200 SH            SOLE                 69,200
XM SATELLITE RADIO HLDGS INC     CL A             983759101       2,787    236,800 SH            SOLE                236,800
ZALE CORP NEW                    COM              988858106         919     38,600 SH            SOLE                 38,600
